Label		Element	Value
Royce CRK Prospectus | Royce Global Value Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0000709364_SupplementTextBlock

The Royce Fund

 Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2015

Royce Global Value Fund

The Board of Trustees of The Royce Fund recently approved a contractual investment advisory fee rate reduction for Royce Global Value Fund, such fee rate reduction to become effective as of July 1, 2015.

I. Royce Global Value Fund

Risk/Return [Heading]		rr_RiskReturnHeading	Royce Global Value Fund
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Royce CRK Prospectus | Royce Global Value Fund | Consultant Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	2.36%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	rr_NetExpensesOverAssets	2.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,691
Royce CRK Prospectus | Royce Global Value Fund | R Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[1]	rr_OtherExpensesOverAssets	6.61%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	8.21%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(6.37%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	610
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,305
Royce CRK Prospectus | Royce Global Value Fund | K Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	74.91%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	76.26%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(74.67%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,285

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.29%, 1.84%, and 1.59%, respectively, through April 30, 2016 and at or below 1.99% through April 30, 2025 for the R and K Classes.